Employee Benefits	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Employee benefits

25. Employee benefits

	December 31,	December 31,	December 31,
	2022	2021	2020
Salaries	2,815,411	1,865,633	1,260,359
Pension costs	266,256	165,801	156,843
Other social benefits	294,017	275,258	116,290
Share based payments costs	342,799	1,223,696	351,401
Other personnel expenditures	2,024	214,940	47,295
Total employee benefits	3,720,507	3,745,328	1,932,188

In 2021 share based compensation expense included CHF 902,817 for one regular and one extraordinary share bonus grant related to the strategic repositioning of the Company. The latter, which amounts to CHF 810,252, including CHF 360,112 for a future share grant contingent on achieving the Positive Results related to the Trasir transaction. Share based compensation included expense related to employee stock options of CHF 342,799 in the year 2022 compared to CHF 320,879 in 2021.

Benefit plans

The Company participates in a retirement plan (the “Plan”) organized as an independent collective foundation, that covers all of its employees in Switzerland, including management. The collective foundation is governed by a foundation board. The board is made up of an equal number of employee and employer representatives of the affiliated companies. The Company has no direct influence on the investment strategy of the collective foundation. Moreover, certain elements of the employee benefits are defined in the same way for all affiliated companies. This is mainly related to the annuity factors at retirement and to interest allocated on retirement savings. The employer itself cannot determine the benefits or how they are financed directly. The foundation board of the collective foundation is responsible for the determination of the investment strategy, for making changes to the pension fund regulations and in particular also for defining the financing of the pension benefits.

The old age benefits are based on retirement savings for each employee, coupled with annual retirement credits and interest (there is no possibility to credit negative interest). At retirement age, the insured members can choose whether to take a pension for life, which includes a spouse’s pension, or a lump sum. In addition to retirement benefits, the plan benefits also include disability and death benefits. Insured members may also buy into the scheme to improve their pension provision up to the maximum amount permitted under the rules of the plan and may withdraw funds early for the purchase of a residential property for their own use subject to limitations under Swiss law. On leaving the Company, retirement savings are transferred to the pension institution of the new employer or to a vested benefits institution. This type of benefit may result in pension payments varying considerably between individual years. In defining the benefits, the minimum requirements of the Swiss Law on Occupational Retirement, Survivors and Disability Pension Plans (BVG) and its implementing provisions must be observed. The BVG defines the minimum pensionable salary and the minimum retirement credits. In Switzerland, the minimum interest rate applicable to these minimum retirement savings is set by the Swiss Federal Council at least once every two years. The rate was 1.00% in 2020, 1.00% in 2021 and 1.00% in 2022.

The assets are invested by the collective foundation to which many companies contribute, in a diversified portfolio that respects the requirements of the Swiss BVG. Therefore, disaggregation of the pension assets and presentation of plan assets in classes that distinguish the nature and risks of those assets is not possible. Under the Plan, both the Company and the employee share the costs equally. The structure of the plan and the legal provisions of the BVG mean that the employer is exposed to actuarial risks. The main risks are investment risk, interest risk, disability risk and the risk of longevity. Through the affiliation to a collective foundation, the Company has minimized these risks, since they are shared between a much greater number of participants.

For accounting purposes under IFRS, the plan is treated as a defined benefit plan.

The following tables present information about the net defined benefit liability and its components:

Change in defined benefit obligation
	2022	2021
Defined benefit obligation at January 1	4,677,632	3,529,602
Service costs	256,336	162,200
Plan participants’ contribution	154,116	101,066
Interest cost	13,762	10,464
Actuarial losses	(931,636)	159,845
Plan amendments	—	(3,115)
Benefits paid through pension assets	(626,049)	717,570
Defined benefit obligation at December 31	3,544,161	4,677,632

The defined benefit obligation includes only liabilities for active employees. The weighted average modified duration of the defined benefit obligation at December 31, 2022 is 17.1 years (2021: 19.9 years).

Change in fair value of plan assets
	2022	2021
Fair value of plan assets at January 1	4,009,313	2,662,226
Interest income	12,187	8,586
Return on plan assets excluding interest income	(490,359)	424,829
Employer contributions	154,116	101,066
Plan participants’ contributions	154,116	101,066
Benefits paid through pension assets	(626,049)	717,570
Administration expense	(5,369)	(6,030)
Fair value of plan assets at December 31	3,207,955	4,009,313

Net defined benefit liability recognized in the statement of financial position

	December 31,	December 31,
	2022	2021
Present value of funded defined benefit obligation	3,544,161	4,677,632
Fair value of plan assets	(3,207,955)	(4,009,313)
Net defined benefit liability	336,206	668,319

Defined Benefit Cost

	2022	2021	2020
Service cost	256,336	159,085	151,624
Net interest expense	1,575	1,878	2,053
Administration expense	5,369	6,030	3,166
Total defined costs for the year recognized in profit or loss	263,280	166,993	156,843

Remeasurement of the Defined Benefit Liability

	2022	2021	2020
Actuarial loss (gain) arising from changes in financial assumptions	(876,841)	(74,284)	13,031
Actuarial loss (gain) arising from experience adjustments	(54,795)	463,238	45,881
Actuarial gain arising from demographic assumptions	—	(229,109)	—
Return on plan assets excluding interest income	490,359	(424,829)	(32,794)
Total defined benefit cost for the year recognized in the other comprehensive loss (income)	441,277	(264,984)	26,118

Assumptions

At December 31	2022	2021	2020
Discount rate	2.20%	0.30%	0.20%
Future salary increase	1.60%	0.85%	0.60%
Pension indexation	0.00%	0.00%	0.00%
Mortality and disability rates	BVG2020	BVG2020	BVG2015G

Sensitivity analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

December 31,	2022	2021
Change in assumption	0.25% increase	0.25% increase
Discount rate	(117,546)	(200,601)
Salary increase	23,058	22,961
Pension indexation	63,916	110,958
Change in assumption	+1 year	+ 1 year
Life expectancy	48,531	98,983